As filed with the Securities and Exchange Commission on February 28, 2005

                                                             File No. 333-115476
                                                               ICA No. 811-21584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 4 [X]
                                       And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               Amendment No. 5 [X]
                         THE VICTORY INSTITUTIONAL FUNDS

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                                      Copy to:

            George Stevens                           Jay G. Baris
    BISYS Fund Services Ohio, Inc.        Kramer Levin Naftalis & Frankel LLP
           3435 Stelzer Road                       919 Third Avenue
         Columbus, Ohio 43219                  New York, New York 10022
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|  Immediately upon filing pursuant     |X|  on March 1, 2005 pursuant to
     to paragraph (b)                          paragraph (b)
|_|  60 days after filing pursuant to     |_|  on (date) pursuant to
     paragraph (a)(1)                          paragraph (a)(1)
|_|  75 days after filing pursuant        |_|  on (date) pursuant to paragraph
     to paragraph (a)(2)                       (a)(2)of rule 485.

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


Victory Institutional Funds

Institutional Liquid
Reserves Fund


www.VictoryConnect.com
866-689-6999

March 1, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory
Institutional Funds
LOGO(R)

The Victory Institutional Funds


Institutional Liquid Reserves Fund

Cusip#: 926445107
Ticker: VLRXX



Key to Financial Information


Objective and Strategies

The goals and the strategies that the Fund plans to use to pursue its investment objective.


Risk Factors

The risks you may assume as an investor in the Fund.


Expenses

The costs you will pay, directly or indirectly, as an investor in the Fund, including ongoing expenses.


Shares of the Fund are:

o    Not insured by the FDIC;

o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

o Subject to possible investment risks, including possible loss of the amount invested.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                              Table of Contents

Risk/Return Summary                                                   1
An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses.

Investments                                                           4

Risk Factors                                                          6

Share Price                                                           7

Dividends, Distributions, and Taxes                                   7

Investing with Victory                                                9
   o How to Buy Shares                                               11
   o How to Sell Shares                                              12

Organization and Management of the Fund                              13

Additional Information                                               14

Financial Highlights
      Institutional Liquid Reserves Fund                             15

Risk/Return Summary


Victory Capital Management Inc., which we will refer to as the "Adviser" throughout this Prospectus, manages the Fund.

Please read this Prospectus before investing in the Fund and keep it for future reference. An investment in the Fund is not a complete investment program.


Introduction

This Prospectus explains what you should know about the Institutional Liquid Reserves Fund (the Fund). Before you invest, please read it carefully.


Investment Objective

The investment objective of the Fund is to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

     The Fund seeks to maintain a constant net asset value of $1.00 per share and shares are offered at net asset value.


Principal Investment Strategies

The Fund pursues its investment objective by primarily investing in short-term, high-quality debt instruments.

Under normal circumstances, the Fund primarily invests in:

     o Negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and U.S. branches of foreign banks.

     o Short-term corporate obligations, such as commercial paper, notes, and bonds.

     o    Repurchase agreements.

     o Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments.

     o Securities issued or guaranteed by the U.S. government or certain of its agencies and instrumentalities. Securities issued by U.S. government instrumentalities are supported only by the instrumentality's own credit.

     o    When-issued or delayed-delivery securities.

     o    Eurodollar time deposits.

See the "Investments" section for a description of these securities.


Important characteristics of the Fund's investments:

     o Quality: The Fund invests only in instruments that are rated at the time of purchase in the highest short-term category by two or more NRSROs,* or in the highest short-term category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

     o Maturity: The Fund maintains a weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

*An NRSRO is a nationally recognized statistical rating organization, such as Standard & Poor's, Fitch, Inc., or Moody's Investors Service (Moody's), which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Principal Risks

The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    An issuer defaults on its obligation.

     o An agency or instrumentality defaults on its obligation and the agency or U.S. government does not provide financial support.

     o The market value of floating or variable rate securities falls to such an extent that the Fund's share price declines below $1.00.

     o Rapidly rising interest rates cause securities held by the Fund to decline in value and cause the Fund's share price to decline below $1.00.

     o Interest rates decline, resulting in the Fund achieving a lower yield.

     o Adverse events affecting the banking industry cause the value of the Fund's investments to decline.

     o Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

     The principal risks summarized above are more fully described in "Risk Factors."
     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Who May Want to Invest in the Fund

     o    Investors seeking relative safety and easy access to investments

     o    Investors with a low risk tolerance

     o    Investors seeking preservation of capital

     o Investors willing to accept lower potential returns in return for safety

     o Investors seeking the ability to convert their investment to cash quickly


Fees And Expenses

The minimum initial investment is $10,000,000, or if in the opinion of Victory Capital Advisers, Inc., there is adequate intent of the investor and availability of assets to reach a future level of investment of $10,000,000. No load or sales commission is charged to investors in the Fund. You will, however, incur expenses for investment advisory and administrative services, which are included in the Fund's expense ratio.

Investment Performance

The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.


     For the Fund's current seven-day yields and seven-day effective yields, call the Fund at 866-689-6999 or visit www.VictoryConnect.com and select Victory Funds, Daily Prices, Money Market Funds.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)

Maximum Sales Charge Imposed on Purchases               NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge                           NONE
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                 NONE

Redemption or Exchange Fees                             NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                        0.12%

Distribution (12b-1) Fees(1)                           0.00%


Other Expenses(2)                                      0.11%

Total Fund Operating Expenses(3)                       0.23%





(1) The Fund has adopted a Rule 12b-1 Distribution and Service Plan under which it could pay to the Distributor a monthly fee at an annual rate of up to 0.05% of the Fund's average daily net assets. No fees are currently expected to be paid under the plan.


(2)  Restated to reflect current fees.






(3) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees in order to reduce the Fund's total operating expenses.



EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year    3 Years   5 Years   10 Years

                    $24       $74      $130       $293

Investments

The following describes some of the types of securities the Fund may purchase under normal market conditions to achieve its investment objective. The Fund will not necessarily buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash. This may reduce the Fund's yield and may cause the Fund to fail to meet its investment objective.

     For more information on ratings and a more complete description of the types of securities in which the Fund may invest, see the SAI.


Bankers' Acceptances.

Negotiable drafts or bills of exchange, in which a bank unconditionally agrees to pay the face value of the instrument upon maturity.


Commercial Paper.

Short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.


Certificates of Deposit.

A commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.


Master Demand Notes.

Unsecured obligations that permit the investment of fluctuating amounts by a Fund at varying interest rates.


Short-Term Corporate Obligations.

Bonds issued by corporations and other business organizations to finance their short-term credit needs.


Eurodollar Time Deposits.

Non-negotiable deposits in foreign branches of U.S. banks and domestic branches of foreign banks that pay a specified rate of interest in U.S. dollars over a set period of time.


U.S. Government Securities.

Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities.* Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.


Securities of U.S. Government Instrumentalities.

Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (SLMA or Sallie Mae), The Federal Farm Credit Bank, Federal Home Loan Banks, and securities of certain instrumentalities that are "wholly owned Government corporations" such as the Tennessee Valley Authority.** See the SAI for more information about investments in obligations of U.S. government instrumentalities and "wholly owned Government corporations."


 *Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, and FMAC are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality.

**TVA is supported by the right of the issuer to borrow from the U.S. Treasury.

When-Issued and Delayed-Delivery Securities.

A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of the Fund.


Repurchase Agreements.

An agreement involving a Fund's purchase of a security and the seller's agreement to repurchase the same security at a stated price plus interest. The seller's obligation to the Fund is secured by the instrument.


+Variable & Floating Rate Securities.

The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime lending rate) changes. Upon adjustment, the market value of a variable or floating rate security can reasonably be expected to equal its amortized cost. The Funds consider these securities to mature on the date that the interest rate adjusts or resets or the date the Fund can demand the payment of principal.


Zero Coupon Bonds.

These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then.


+Derivative Instruments: Indicates an instrument whose value is linked to, or derived from another security, instrument, or index.


Portfolio Holdings Disclosure

The Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (April 30th) and its fiscal year (October 30th) in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Fund's website, www.VictoryConnect.com, and on the SEC's website, www.sec.gov.

     The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (January 31 and July 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

     The Fund also discloses its complete portfolio holdings each calendar quarter on the Fund's website, www.VictoryConnect.com, on approximately the 15th day of the following calendar month.

     The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Fund's portfolio holdings.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

     The Fund is subject to the principal risks described below.


General Risks:

     o Manager risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

     o Income risk. Declines in the general level of short-term interest rates cause the Fund's income, and thus its total return, to decline.

     o Adjustable rate security risk. The market price of an adjustable rate security may fall below its cost.

     o Credit risk. The issuer of a debt security may fail to pay interest or principal in a timely manner.

     o Interest rate risk. If interest rates rapidly rise, the decline in value could cause the share price to decline below $1.00 and if interest rates decline, the Fund will reinvest maturing instruments in lower yielding securities.


Repurchase agreement risk:

     o If the seller were to default or become insolvent, the Fund would suffer a loss if the proceeds of the sale of the underlying security were less than the repurchase price, or if the disposition of the security is delayed.


An investment in the Fund is not a complete investment program.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Share Price

The Fund calculates its net asset value (NAV) each business day at 5:00 p.m. Eastern Time. You may buy and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order and it is accepted. A business day is a day on which the Federal Reserve Bank of Cleveland, the New York Stock Exchange, Inc. (NYSE) and the bond market are open. You may not be able to buy or sell shares on Columbus Day and Veterans Day, holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

     The Fund seeks to maintain a $1.00 NAV, although there is no guarantee that it will be able to do so. The Fund uses the "Amortized Cost Method" to value securities. You can read about this method in the SAI.

     The Fund's performance can be found daily at www.VictoryConnect.com or once a week in The Wall Street Journal and in other newspapers.


Market Timing


The Victory Institutional Funds generally discourage frequent purchases and redemptions of Fund shares ("market timing"). The Board of Trustees has adopted a policy to identify and deter market timing activity in the equity and fixed-income Funds. Because many investors acquire shares of money market funds as short-term investments, however, this policy does not apply to investments in shares of the Fund.



Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. Money market funds usually do not realize capital gains; however, the Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

     Ordinarily, the Fund declares dividends daily and pays them monthly.

All distributions will automatically be reinvested in additional shares of the Fund.


Your choice of distribution should be set up on the original account application. If you would like to change the option you selected, please call 866-689-6999.

Important Information about Taxes

The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

     o Ordinary dividends from a Fund are taxable as ordinary income; dividends from any long-term capital gains would be taxable as long-term capital gains.

     o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares of the Fund. They also may be subject to state and local taxes.

     o Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.

     o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

     o Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

     o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

     o The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

     o You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

INVESTING WITH VICTORY

The sections that follow will serve as a guide to your investments in the Fund. The following sections describe how to open an account, how to access information on your account, and how to buy and sell shares of the Fund. You can download the account application form from www.VictoryConnect.com by clicking on Access Accounts, Victory Institutional Funds, General Forms. For more information on how to access account information and/or applications electronically, please call Victory Institutional Funds Customer Service at 866-689-6999 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call one of our customer service representatives at 866-689-6999. They will be happy to assist you.


All you need to do to get started is to fill out an application.


Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Fund must obtain the following information for each person who opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Distribution Plan


The Trustees have adopted a Rule 12b-1 Distribution and Service Plan for the Fund. The amount payable under the Distribution and Service Plan is 0.05% of the Fund's average daily net assets to broker and financial institutions that provide distribution and selling services and personal services to its clients who are shareholders. Distribution and selling services would be provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by financial intermediaries, including KeyBank National Association and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.


     Because Rule 12b-1 fees would be paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     However, for the foreseeable future, no fees are expected to be paid. See the SAI for more details regarding this plan.


     The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other financial intermediaries and service providers, including McDonald Investments Inc. (an affiliate of the Adviser), for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. More information about these payments is contained in the SAI. You should ask your dealer or financial intermediary for more details about any such payments it receives.

How to Buy Shares

Once the Fund has received a completed application, you can buy shares through a financial intermediary or through the Fund. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $10,000,000.

     If your purchase request is received in good order and accepted by 5:00 p.m. Eastern Time, payment must be received in or converted into Federal Funds by the Fund's custodian by 6:00 p.m. If payment is not received by 6:00 p.m. Eastern Time on the day the purchase order is received and accepted, the purchase order will be cancelled, and the investor will be responsible for any costs incurred by the Fund associated with the cancellation. You must call the Transfer Agent before 5:00 p.m. to obtain proper wiring instructions, including a reference number. You cannot purchase your shares at www.VictoryConnect.com.


When you buy shares of a Fund, your cost will normally be $1.00 per share.


Keep this information handy for purchases or redemptions.


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank or intermediary may charge a fee. Financial intermediaries may impose other restrictions as to account minimums, fees or cut-off time for purchase requests. You must always call 866-689-6999 and obtain a reference number BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions. Your purchase request must include proper wire instructions, the reference number, your account number and both the Fund number and Fund name. Transmit your investment to:

The Bank of New York
Institutional Liquid Reserves Fund


BY TELEPHONE

866-689-6999


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase or redemption. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


All purchases must be made by Federal Funds wire. The Fund may reject any purchase order in its sole discretion. You may only buy fund shares legally available in your state. If your account falls below the $10,000,000 minimum amount, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Sell Shares

There are a number of convenient ways to sell your shares.

To sell your shares call 866-689-6999. If your request is received in good order by 5:00 p.m. Eastern Time, your redemption proceeds will be transmitted in Federal Funds to a previously designated domestic financial institution, ordinarily by 6:00 p.m. on the same day, and the shares will not receive the dividend declared on that day. If you call after 5:00 p.m. Eastern Time, your funds will be wired on the next business day. Financial intermediaries may impose other restrictions as to account minimums, fees, wire changes or cut-off times for redemption requests. You cannot redeem your shares at www.VictoryConnect.com.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.


Additional Information about Redemptions

     o The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

     o If you request a complete redemption your Fund will include any dividends accrued with the redemption proceeds.

     o The Fund may suspend your right to redeem your shares in the following circumstances:

          o    During non-routine closings of the NYSE;

          o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          o When the SEC orders a suspension to protect the Fund's shareholders.

     o The Fund reserves the right to pay a portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Fund


Management

The Board of Trustees of The Victory Institutional Funds has the overall responsibility for the management of the Fund.


The Investment Adviser


The Fund has an Advisory Agreement with Victory Capital Management Inc. (the Adviser). The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a second-tier subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53.5 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     For the period from August 2, 2004 (commencement of operations) to October 31, 2004, the Adviser was paid a management fee, after waivers, at an annual rate equal to 0.01% of the average daily net assets of the Fund.

Additional Information

Some additional information you should know about the Fund.


Fund Classes

At some future date, the Fund may offer additional classes of shares. The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.


Performance

The Fund may advertise its performance by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Advertising information may include the yield and effective yield of the Fund, and the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.


Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), an affiliate of BISYS Fund Services, Inc., located at 100 Summer Street, Suite 1500, Boston,
Massachusetts 02110, serves as distributor for the continuous offering of the Fund's shares. The Distributor is not affiliated with the Adviser.

     Bank of New York, One Wall Street, 4th Floor, New York, New York 10286, serves as the custodian of the Fund's investments and cash and settles trades made by the Fund.

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Fund.

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent, fund accountant and dividend disbursing agent for the Fund.


     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, serves as the Independent Registered Public Accounting Firm for the Fund.


     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022, serves as legal counsel to the Fund.


       If you would like to receive additional copies of any materials, please call the Funds at
                                 866-689-6999.

Financial Highlights


INSTITUTIONAL LIQUID
RESERVES FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the period from August 2, 2004 (commencement of operations) through October 31, 2004. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.




                                                                                 Distributions
                                                 Net Asset                            from            Net Asset
                                                  Value,             Net              Net              Value,
                                                 Beginning       Investment        Investment          End of           Total
                                                 of Period         Income            Income            Period           Return

Institutional Liquid Reserves Fund
08/02/04 to 10/31/04 <F1>                         $1.000            0.004            (0.004)           $1.000          0.38%<F2>


<F1> Period from commencement of operations.

<F2> Not annualized.






                                                                          Ratios/Supplemental Data

                                                                                   Ratio of                           Ratio of
                                                   Net                                Net                                Net
                                                 Assets,         Ratio of         Investment        Ratio of         Investment
                                                 End of         Expenses to        Income to       Expenses to        Income to
                                                 Period           Average           Average          Average           Average
                                                  (000)         Net Assets        Net Assets     Net Assets<F1>    Net Assets<F1>

Institutional Liquid Reserves Fund
08/02/04 to 10/31/04 <F2>                       $301,840         0.14%<F3>         1.62%<F3>        0.25%<F3>         1.51%<F3>


<F1> During the period, certain fees were reduced and /or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Annualized.



                    This page is intentionally left blank.

Victory Institutional Funds Privacy Policy



Protecting the Privacy of Information


The Victory Institutional Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.


     We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

     To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*


*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Institutional Funds do not share information with other companies for purposes of marketing solicitations for products other than the Victory Institutional Funds. Therefore, Victory Institutional Funds do not provide opt-out options to their shareholders.


                       [Not a part of this Prospectus]

The Victory Institutional Funds
P.O. Box 182659
Columbus, OH 43218-2659

                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


If you would like a free copy of the Statement of Additional Information or would like to request other information regarding the Fund, you can call or write the Fund.


Statement of Additional Information (SAI)

Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


How to Obtain Information


By telephone: Call the Fund at 866-689-6999.


By mail:

The Victory Institutional Funds
P.O. Box 182659
Columbus, OH 43218-2659


You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at www.VictoryConnect.com or from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.


Victory
Institutional Funds
LOGO(R)

Investment Company Act File Number 811-21564

VIF-ILR-PRO (3/05)

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                         THE VICTORY INSTITUTIONAL FUNDS

                       Institutional Liquid Reserves Fund

                                  March 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectuses of the Fund listed above, as amended or supplemented from time to time (the "Prospectus"). The Prospectus of the Fund is dated March 1, 2005. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Institutional Funds at P.O. Box 182659 Columbus, Ohio 43218-2659, or by calling toll free 866-689-6999.

The Fund's audited financial statements for the period from August 2, 2004 (commencement of operations) through October 31, 2004 are incorporated in this SAI by reference to the Fund's 2004 annual report to shareholders (File No. 811-21584). You may obtain a copy of the Fund's latest annual report at no charge by writing to the address or calling the phone number noted above.

INVESTMENT ADVISER                          DIVIDEND DISBURSING AGENT
Victory Capital Management Inc.             and SERVICING AGENT
                                            BISYS Fund Services Ohio, Inc.
ADMINISTRATOR
BISYS Fund Services Ohio, Inc.              CUSTODIAN
                                            Bank of New York
DISTRIBUTOR
Victory Capital Advisers, Inc.              INDEPENDENT REGISTERED PUBLIC
                                            ACCOUNTING FIRM
TRANSFER AGENT                              PricewaterhouseCoopers LLP
BISYS Fund Services Ohio, Inc.
                                            COUNSEL
                                            Kramer Levin Naftalis & Frankel LLP


                                Table of Contents

                                                                           Page

General Information............................................................1
Investment Objectives, Policies and Limitations................................1
Instruments in Which the Fund Can Invest.......................................4
      Corporate and Short-Term Obligations.....................................4
      Eurodollar Time Deposits.................................................5
      Variable and Adjustable Rate Debt Securities.............................5
      Receipts and Zero Coupon Bonds...........................................6
      Loans and Other Direct Debt Instruments..................................6
      U.S. Government Securities...............................................7
      Mortgage-Backed Securities...............................................7
      Illiquid Investments.....................................................9
      Securities of Other Investment Companies................................10
      Eligible Securities.....................................................10
Investment Strategies.........................................................10
Determining Net Asset Value...................................................12
Performance...................................................................13
Additional Purchase, Exchange and Redemption Information......................15
Dividends and Distributions...................................................15

Taxes.........................................................................16
Trustees and Officers.........................................................21
Advisory and Other Contracts..................................................26
Additional Information........................................................32
Financial Statements..........................................................35
Appendix A...................................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION



GENERAL INFORMATION.


The Victory Institutional Funds (the "Trust") was organized as a Delaware statutory trust on August 1, 2003. The Trust is an open-end management investment company. The Trust consists of two series of units of beneficial interest ("shares"), the Institutional Liquid Reserves Fund (the "Fund") and the Institutional Diversified Stock Fund, which is described in a separate SAI. Shares of the Institutional Diversified Stock Fund are currently in registration and a public offering of that Fund's shares is expected to begin on or about April 1, 2005.


Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading that Fund's Prospectus.



INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS.

Investment Objective.

The Fund's investment objective is fundamental, meaning it may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its investment objective.

Investment Policies and Limitations of the Fund.

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. The Fund may, following notice to its shareholders, take advantage of other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund's Prospectus.

The Fund's classification and sub-classification is a matter of fundamental policy. The Fund is classified as an open-end investment company. The Fund is sub-classified as a diversified investment company, which means that the Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (other than cash and cash items (including receivables), securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. As a money market fund, however, the Fund is subject to more restrictive diversification requirements. These requirements are described in detail in "Determining Net Asset Value" in this SAI.

The following policies and limitations supplement the Fund's investment policies set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees (the "Board" or the "Trustees") will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Policies and Limitations of the Fund. The following investment restrictions are fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities.

1.    Senior Securities.

The Fund may not issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.    Underwriting.

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities.

3.    Borrowing.

The Fund may not borrow money, except that it may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, including when-issued and delayed-delivery transactions, reverse repurchase agreements and "dollar roll" transactions, provided that the total amount of any borrowing does not exceed 33-1/3% of the Fund's total assets at the time of the transaction; (b) borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made; and (c) borrow money on a short-term basis from investment companies that are part of the same group of investment companies to the extent allowed by applicable laws, rules or regulatory orders in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. Borrowings representing more than 33-1/3% of the Fund's total assets must be repaid before the Fund may make additional investments. Notwithstanding the foregoing, as a non-fundamental policy, the Fund does not intend to borrow money for leveraging purposes.

4.    Real Estate & Commodities Futures.

The Fund may not buy or sell real estate, commodities, or commodity (futures) contracts or invest in oil, gas or other mineral exploration or development programs.

5.    Lending.

The Fund may not make loans to other persons, except (a) by the purchase of debt obligations in which the Fund is authorized to invest in accordance with its investment objective, and (b) by engaging in repurchase agreements. In addition, the Fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalents as collateral to the Fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33-1/3% of the total assets of the Fund.

6.    Diversification.

The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that in the case of CDs, time deposits and bankers' acceptances, up to 25% of the Fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation.

7.    Concentration.

The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 25% of its total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of domestic banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy (i.e., finance companies will be considered a part of the industry they finance and utilities will be divided according to the types of services they provide).

Non-Fundamental Investment Policies and Limitations of the Fund. The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees. Changing a non-fundamental restriction does not require a vote of the holders of a majority of the Fund's outstanding voting securities.

1.    Illiquid Securities.

The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and, in the usual course of business, at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. Victory Capital Management Inc. (the "Adviser") determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.    Short Sales and Purchases on Margin.

The Fund may not (1) purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities) or (2) make short sales of securities.

3.    Other Investment Companies.

The Fund may not purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Trust from the SEC, the Fund may invest in other money market funds affiliated with the Adviser. The Adviser will waive the portion of its fee attributable to the assets of the Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Fund are registered for sale.

4.    Miscellaneous.

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Fund Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized ratings services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

INSTRUMENTS IN WHICH THE FUND CAN INVEST.

The following paragraphs provide a brief description of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions the Fund may make and strategies it may adopt. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this SAI. The following also contains a brief description of the risk factors related to these securities. The Fund may, following notice to its shareholders, take advantage of other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund's Prospectus and this SAI.

Corporate and Short-Term Obligations.

U.S. Corporate Debt Obligations include bonds, debentures and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities and zero coupon obligations. Bonds, notes and debentures in which the Fund may invest may differ in interest rates, maturities and times of issuance. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities also are subject to greater market fluctuations as a result of changes in interest rates.

Changes by nationally recognized statistical rating organizations ("NRSROs") in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of the Fund's securities will not affect cash income derived from these securities but may affect the Fund's NAV.

Demand Features. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to obtain liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Bankers' Acceptances are negotiable drafts or bills of exchange, typically drawn by an importer or exporter to pay for specific merchandise, that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Bank Deposit Instruments. CDs are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Fund may invest in CDs and demand and time deposits of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

Commercial Paper is comprised of unsecured promissory notes, usually issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Board to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this SAI.

Eurodollar Time Deposits. Eurodollar time deposits are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank. The Fund may invest up to 25% of its total assets in Eurodollar time deposits.

Variable and Adjustable Rate Debt Securities.

Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable Rate Demand Notes are obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Fund also may invest in participation variable rate demand notes, which provide the Fund with an undivided interest in underlying variable rate demand notes held by major investment banking institutions. Any purchase of variable rate demand notes will meet applicable diversification and concentration requirements.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Board, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event that the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Bank letters of credit may secure variable or floating rate notes.

The maturities of variable or floating rate notes are determined as follows:

1. A variable or floating rate note that is issued or guaranteed by the U.S. government or any agency thereof and that has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable or floating rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A variable or floating rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A variable or floating rate note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

Prime Rate Indexed Adjustable Rate Securities. Floating rate notes include prime rate-indexed adjustable rate securities, which are securities whose interest rate is calculated based on the prime rate, that is, the interest rate that banks charge to their most creditworthy customers. Market forces affecting a bank's cost of funds and the rates that borrowers will accept determine the prime rate. The prime rate tends to become standard across the banking industry when a major bank moves its prime rate up or down. The Fund may invest up to 10% of its total assets in prime rate indexed adjustable rate securities.

Extendible Debt Securities are securities that can be retired at the option of the Fund at various dates prior to maturity. In calculating average portfolio maturity, the Fund may treat extendible debt securities as maturing on the next optional retirement date.

Receipts and Zero Coupon Bonds.

Receipts are separately traded interest and principal component parts of bills, notes and bonds issued by the U.S. Treasury that are transferable through the federal book entry system, known as "separately traded registered interest and principal securities" ("STRIPS") and "coupon under book entry safekeeping" ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury receipts ("TRs"), Treasury investment growth receipts ("TIGRs") and certificates of accrual on Treasury securities ("CATS").

Zero Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. This fluctuation increases in accordance with the length of the period to maturity. The Fund may invest in zero coupon bonds without limit, provided that the Fund satisfies the maturity requirements of Rule 2a-7 under the 1940 Act.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.

U.S. Government Securities.

U.S. Government Securities are obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Wholly Owned Government Corporations include: (A) the Commodity Credit Corporation; (B) the Community Development Financial Institutions Fund; (C) the Export-Import Bank of the United States; (D) the Federal Crop Insurance Corporation; (E) Federal Prison Industries, Incorporated; (F) the Corporation for National and Community Service; (G) GNMA; (H) the Overseas Private Investment Corporation; (I) the Pennsylvania Avenue Development Corporation; (J) the Pension Benefit Guaranty Corporation; (K) the Rural Telephone Bank until the ownership, control and operation of the Bank are converted under section 410(a) of the Rural Electrification Act of 1936 (7 U.S.C. 950(a)); (L) the Saint Lawrence Seaway Development Corporation; (M) the Secretary of Housing and Urban Development when carrying out duties and powers related to the Federal Housing Administration Fund; (N) the Tennessee Valley Authority ("TVA"); (O) the Panama Canal Commission; and (P) the Alternative Agricultural Research and Commercialization Corporation.

The Tennessee Valley Authority, a federal corporation and the nation's largest public power company, issues a number of different power bonds, quarterly income debt securities ("QUIDs") and discount notes to provide capital for its power program. TVA bonds include: global and domestic power bonds, valley inflation-indexed power securities, which are indexed to inflation as measured by the Consumer Price Index; and put-able automatic rate reset securities, which are 30-year non-callable securities. QUIDs pay interest quarterly, are callable after five years and are due at different times. TVA discount notes are available in various amounts and with maturity dates less than one year from the date of issue. Although TVA is a federal corporation, the U.S. government does not guarantee its securities, although TVA may borrow under a line of credit from the U.S. Treasury.


Mortgage-Backed Securities.


Mortgage- Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee).

Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities.

Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. A Fund may purchase mortgage-backed securities at a premium or at a discount. Among the U.S.

government securities in which a Fund may invest are Government mortgage-backed securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the mortgage-backed securities themselves or of the Fund's shares. Each Money Market Fund may invest in mortgage-backed securities without limit.

Federal Farm Credit Bank Securities. A U.S. government-sponsored institution, the Federal Farm Credit Bank ("FFCB") consolidates the financing activities of the component banks of the Federal Farm Credit System, established by the Farm Credit Act of 1971 to provide credit to farmers and farm-related enterprises. The FFCB sells short-term discount notes maturing in 1 to 365 days, short-term bonds with three- and six-month maturities and adjustable rate securities through a national syndicate of securities dealers. Several dealers also maintain an active secondary market in these securities. FFCB securities are not guaranteed by the U.S. government and are supported only by the credit of the federal instrumentality. No assurance can be given that the U.S. government will provide financial support to this instrumentality.

Federal Home Loan Bank Securities. Similar to the role played by the Federal Reserve System with respect to U.S. commercial banks, FHLB, created in 1932, supplies credit reserves to savings and loans, cooperative banks and other mortgage lenders. FHLB sells short-term discount notes maturing in one to 360 days and variable rate securities, and lends the money to mortgage lenders based on the amount of collateral provided by the institution. FHLB securities are not guaranteed by the U.S. government, although FHLB may borrow under a line of credit from the U.S. Treasury.

U.S. Government Mortgage-Backed Securities. Certain obligations of certain agencies and instrumentalities of the U.S. government are mortgage-backed securities. Some such obligations, such as those issued by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of FFCB or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

GNMA is the principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-backed securities. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC, which are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.

GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the underlying mortgages. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

A Fund may purchase construction loan securities, a form of GNMA certificate, that are issued to finance building costs. The funds are paid by a Fund and disbursed as needed or in accordance with a prearranged plan over a period as long as three years. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated and project loan securities are issued. It is the Funds' policy to record these GNMA certificates on the day after trade date and to segregate assets to cover its commitments on the day after trade date as well. When a Fund sells a construction loan security, the settlement of the trade is not completed as to any additional funds that are scheduled to be paid by the owner of the security until those payments are made, which may be as long as three years. During this period of time prior to settlement of the trade, the Fund's segregation of assets continues in the amount of the additional funds scheduled to be paid by the owner of the security. If the security fails to settle at any time during this period because the current owner fails to make a required additional payment of funds, the Fund could be subject to a loss similar to the loss that a seller normally is subject to upon the failed settlement of a security.

FHLMC Securities. FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. Although the FHLMC guarantee is not backed by the full faith and credit of the U.S. government, FHLMC may borrow under a line of credit from the U.S. Treasury.

FNMA Securities. FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. Although the FNMA guarantee is not backed by the full faith and credit of the U.S. government, FNMA may borrow under a line of credit from the U.S. Treasury.

SLMA Securities. Established by federal decree in 1972 to increase the availability of education loans to college and university students, SLMA is a publicly traded corporation that guarantees student loans traded in the secondary market. SLMA purchases student loans from participating financial institutions that originate these loans and provides financing to state education loan agencies. SLMA issues short- and medium-term notes and floating rate securities. SLMA securities are not guaranteed by the U.S. government, although SLMA may borrow under a line of credit from the U.S. Treasury.

Other Investments.

Illiquid Investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and other securities that the Adviser determines to be illiquid.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity. The Fund may invest up to 10% of its net assets in illiquid securities.

Other Investment Companies.

The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an SEC exemptive order, the Fund may invest in other money market funds affiliated with the Adviser. The Adviser will waive the portion of its fee attributable to the assets of the Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Fund are registered for sale.

Eligible Securities.

High-quality  investments are those  obligations  that, at the time of purchase,
(i) possess one of the two highest short-term ratings from an NRSRO; (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e. are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments described in (i) and (ii). For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund. (The above described securities that may be purchased by the Fund are referred to as "Eligible Securities.")

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating, or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, this obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund maintains a dollar-weighted average portfolio maturity that does not exceed 90 days.

The Appendix of this SAI identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.



INVESTMENT STRATEGIES.

The Fund's principal investment strategies are described in its Prospectus. To carry out its investment strategy, the Fund may engage in one or more of the following activities:

Temporary Defensive Measure. For temporary defensive purposes in response to market conditions, the Fund may hold up to 100% of its assets in cash, which may result in performance that is inconsistent with the Fund's investment objective.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Subject to the conditions of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Funds into a single transaction.

If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Pursuant to such an agreement, the Fund would sell a portfolio security to a financial institution, such as a bank or a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will segregate assets (such as cash or liquid securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis and will be monitored continuously to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

When-Issued Securities. The Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a when issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the segregated assets remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objectives.

Delayed-Delivery Transactions. The Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because the Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will segregate cash and appropriate liquid assets to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

DETERMINING NET ASSET VALUE ("NAV").

The NAV of the Fund is determined and the shares of the Fund are priced as of the valuation time(s) indicated in the Prospectus on each Business Day. A "Business Day" is a day on which the New York Stock Exchange, Inc. (the "NYSE"), the Federal Reserve Bank of Cleveland, and the bond market are open. The NYSE will not open in observance of the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Use of the Amortized Cost Method. The Fund uses the amortized cost method to determine its NAV. The Fund's use of the amortized cost method of valuing its instruments depends on its compliance with certain conditions contained in Rule 2a-7 of the 1940 Act. Under Rule 2a-7, the Board must establish procedures reasonably designed to stabilize the NAV, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objectives.

The amortized cost method of valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity that exceeds 90 days. Should the disposition of a security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

Monitoring Procedures. The Board also has established procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the NAV of the Fund, for purposes of sales and redemptions, at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV of the Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds 0.5% ($0.005), Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or using a NAV determined by using available market quotations.

Rule 2a-7 requires that money market funds limit their investments to instruments that, in the opinion of the Board, present minimal credit risks and are "Eligible Securities" as defined in Rule 2a-7. See "Investments in Which the Fund Can Invest." An Eligible Security generally must be rated by at least one NRSRO. Such rating may be of the particular security or of a class of debt obligations or a debt obligation in that class that is comparable in priority and security issued by that issuer. If the instruments are not rated, the Board or its delegate must determine that the instruments are of comparable quality.

The Fund will limit the percentage allocation of its investment so as to comply with Rule 2a-7, which generally limits to 5% of total assets the amount that may be invested in the securities of any one issuer. Rule 2a-7 provides an exception to this 5% limit: the Fund may invest up to 25% of its total assets in the First-Tier Securities (as that term is defined by Rule 2a-7) (generally, a First-Tier Security is a security that has received a rating in the highest short-term rating category) of a single issuer for a period of up to three days after the purchase of such a security.

The Fund will purchase only First-Tier Securities. However, the Fund will not necessarily dispose of a security if it ceases to be a First-Tier Security, although if a First-Tier Security is downgraded to a Second-Tier Security (as that term is defined by Rule 2a-7), the Adviser will reassess promptly whether such security continues to present minimal credit risks and will cause the Fund to take such action as it determines is in the best interests of the Fund and its shareholders.

Rule 2a-7 imposes special diversification requirements on guarantee and demand feature securities (puts). Generally, with respect to 75% of its total assets, immediately after the acquisition of a put, a money market fund may have no more than 10% of its total assets invested in securities issued by, or subject to puts from, the same controlled institution. With respect to the remainder of its total assets, a money market fund may invest more than 10% of its assets in puts issued by a non-controlled person so long as the puts are First-Tier Securities. Where a put is a Second-Tier Security, no more than 5% of the money market fund's total assets may be invested in securities issued by, or subject to puts from, the same institution.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, any unrealized appreciation or depreciation of the portfolio affects neither the amount of daily income nor the NAV.

In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.



PERFORMANCE.

Performance for the Fund depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates on money market instruments; changes in Fund expenses; and the relative amount of Fund cash flow. From time to time the Fund may advertise the performance of each class compared to similar funds or portfolios using certain indices, reporting services and financial publications.

Yield. The Fund calculates the yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

            o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

            o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

            o     multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers, if any, charge fees in connection with services provided in conjunction with the Fund, the yield will be reduced for those shareholders paying those fees.

Effective Yield. The Fund's effective yields is computed by compounding the unannualized base period return by:

            o     adding 1 to the base period return;

            o     raising the sum to the 365/7th power; and

            o     subtracting 1 from the result.

The yield and effective yield of the Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

Total Return Calculations. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and net capital gain distributions (if any) and any change in the NAV of the Fund over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns (or "annualized total return") are a convenient means of comparing investment alternatives, investors should realize that performance for the Fund is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. When using total return and yield to compare the Fund with other mutual funds, investors should take into consideration permitted portfolio composition methods used to value portfolio securities and computing offering price.

In addition to average annual total returns, the Fund, may quote unaveraged or cumulative total returns reflecting the total income over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Other Performance Comparisons.

From time to time the Fund may publish the ranking of its performance by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies and ranks the performance of the Fund against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund). The Fund may also include in advertisements, charts, graphs or drawings that illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds and Treasury bills, as compared to an investment in shares of the Fund, as well as charts or graphs that illustrate strategies such as dollar cost averaging and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling toll free 866-689-6999.

Investors also may judge, and the Fund may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings. In addition to yield information, general information about the Fund that appears in a publication may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

When comparing yield, total return and investment risk of an investment in shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, CDs may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. The Fund will seek to maintain a fixed price per share.



ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.

The NYSE holiday closing schedule indicated in this SAI under "Determining Net Asset Value ("NAV") And Valuing Portfolio Securities" is subject to change. When the NYSE, the Federal Reserve Bank of Cleveland or the bond market is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund may not be able to accept purchase or redemption requests. The Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days. The Fund reserves the right to reject any purchase order in whole or in part.

The Fund is sold and redeemed at an NAV of $1.00, without any initial sales charges or CDSCs.

Redemptions in Kind.

Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period.

Any redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



DIVIDENDS AND DISTRIBUTIONS.

The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pay dividends, if any, from its net investment income. The Fund declares and pays capital gains dividends, if any, annually. The Fund declares non-capital gains dividends daily and pays them monthly.

The amount of the Fund's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio and expenses borne by the Fund.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, income from securities loans, if any and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.



TAXES.

Information set forth in the Prospectus that relates to federal income taxation is only a summary of certain key federal income tax considerations generally affecting purchasers of shares of the Fund. The following is only a summary of certain additional income and excise tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders and the discussions here and in the Fund's prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the
Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carryforwards are subject to limitations on availability. Under Code Sections 382 and 383, if the Fund has an "ownership change," then the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for November 2004 is 4.51%). The Fund will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (for Fund taxable years beginning after October 22, 2004) net income from interests in qualified publicly traded partnerships (the "Income Requirement").

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if the Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the Income Requirement described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or (for Fund taxable years beginning after October 22, 2004) the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company's ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions.

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes but, they will not qualify for the 70% dividends received deduction available to corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

AMT is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for non corporate taxpayers and 20% for the corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("ATMI") over an exemption amount. Exempt interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non corporate taxpayers. In addition, exempt interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI.

Investment income that the Fund receives from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemptions from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares.

The Fund seeks to maintain a stable NAV of $1.00 per share; however, there can be no assurance that the Fund will do this. If the NAV of the Fund varies from $1.00, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund (including an exchange of shares of the Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends paid to such foreign shareholder will be subject to 30% U.S. withholding tax (or lower applicable treaty rate) upon the gross amount of the dividend.

U.S. withholding tax generally would not apply to amounts designated by the Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of the Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to the Fund's qualified net interest income for the year, which is the excess of the sum of the Fund's qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of the Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year).

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations.

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

TRUSTEES AND OFFICERS.

Board of Trustees.


Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, ten of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees and Advisory Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. In addition to the Trust, each Trustee oversees one portfolio in The Victory Variable Insurance Funds and each Trustee (other than Mr. Adcock, Ms. Beard and Ms. Haussler) oversees 20 portfolios in The Victory Portfolios.* The Victory Variable Insurance Funds and The Victory Portfolios are registered investment companies that, together with the Trust, comprise the Victory Fund Complex. There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee's address is c/o The Victory Institutional Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

                                Position         Date                                                  Other
                                Held with     Commenced           Principal Occupation         Directorships Held in
Name and Age                    the Trust      Service             During Past 5 Years            Public Companies

Mr. David Brooks Adcock, 53    Trustee      February 2005   General Counsel, Duke University   Durham Casualty Co.,
                                                            and Duke University Health         Ltd.
                                                            System.


Mr. Nigel D. T. Andrews, 57    Vice Chair   August 2003     Retired (since 2001); Managing     Great Lakes Chemical
                               and Trustee                  Director (2000-2001), Internet     Corporation; Old
                                                            Capital  Group (venture capital);
                                                            Mutual plc. Executive Vice
                                                            President (1993-2000), GE
                                                            Capital   (financial
                                                            services).

Ms. E. Lee Beard, 53           Trustee      February 2005   President/Owner (since 2003) ELB   None.
                                                            Consultants; President, Chief
                                                            Executive Officer and Director
                                                            (1998-2003) Northeast
                                                            Pennsylvania Financial Corp.
                                                            (full service financial
                                                            services); President, Chief
                                                            Executive Officer and Director
                                                            (1993-2003), First Federal Bank
                                                            (full service financial
                                                            services).

---------------
* Mr. Adcock, Ms. Beard and Ms. Haussler currently serve as Advisory Trustees of The Victory Portfolios. It is anticipated that each of these individals, as well as the other Trustees, will stand for election to serve as Trustees at a shareholder meeting of The Victory Portfolios expected to take place during the second quarter of 2005.


                                Position         Date                                                  Other
                                Held with     Commenced           Principal Occupation         Directorships Held in
Name and Age                    the Trust      Service             During Past 5 Years            Public Companies

Ms. Jakki L. Haussler, 47      Trustee      February 2005   Chairman and Chief Executive       None.
                                                            Officer, Opus Capital
                                                            Management, Inc. (asset
                                                            management); Partner (since
                                                            2002), Adena Ventures, LP
                                                            (venture capital); Managing
                                                            Director (since 2001), Capvest
                                                            Venture Fund, LP (venture
                                                            capital).

Ms. Frankie D. Hughes, 52      Trustee      August 2003     Principal and Chief Investment     None.
                                                            Officer, Hughes Capital
                                                            Management, Inc. (fixed income
                                                            asset management).

Ms. Lyn Hutton, 55             Trustee      August 2003     Executive Vice President and       Chittenden
                                                            Chief Investment Officer, The      Corporation.
                                                            Commonfund for Nonprofit
                                                            Organizations (since January
                                                            2003); Vice President and Chief
                                                            Financial Officer, John D. &
                                                            Catherine T. MacArthur
                                                            Foundation (grant making) (June
                                                            1998-December 2002).

Dr. Thomas F. Morrissey, 70    Trustee      August 2003     Professor (Emeritus since 2004),   None.
                                                            Weatherhead School of
                                                            Management, Case Western Reserve
                                                            University.

Ms. Karen F. Shepherd, 64      Trustee      August 2003     Member, Shepherd Properties, LC    UBS Bank USA.
                                                            and Vincent Shepherd
                                                            Investments, LC (real estate
                                                            investments); EMILY's List
                                                            (political action committee)
                                                            (2002-2003); U.S. Executive
                                                            Director (1996-2002), European
                                                            Bank for Reconstruction and
                                                            Development.

Mr. Frank A. Weil, 74          Trustee      August 2003     Chairman, Abacus & Associates,     None.
                                                            Inc. (private investment firm).

Mr. Leigh A. Wilson, 60        Chair and    August 2003     Chief Executive Officer, New       Chair, PBHG Funds (18
                               Trustee                      Century Living, Inc. (full         portfolios).
                                                            service  independent
                                                            living   for  senior
                                                            citizens); Director,
                                                            The   Mutual    Fund
                                                            Directors     Forum,
                                                            since 2004.

Interested Trustee.*
--------------------------------------------------------------------------------

                                Position         Date                                                  Other
                               Held with      Commenced           Principal Occupation         Directorships Held in
Name and Age                   the Trust       Service             During Past 5 Years            Public Companies

Mr. Roger Noall, 69           Trustee       August 2003     Retired (since February 2000);     Allegheny Corporation.
                                                            Executive (1997-2000), KeyCorp.

-------------------------------------------------------------------------------------------------------------------


The Board currently has an Investment Committee, a Business and Legal Committee, an Audit Committee, a Board Governance and Nominating Committee, an Agenda Committee and an Oversight Committee.


The members of the Investment Committee are Mr. Andrews (Chair), Ms. Shepherd (Vice Chair), Ms. Haussler, Ms. Hughes and Ms. Hutton. The function of the Investment Committee is to oversee the Funds' compliance with investment objectives, policies and restrictions, including those imposed by law or regulation.

The members of the Business and Legal Committee are Mr. Weil (Chair), Mr. Adcock, Ms. Beard, Dr. Morrissey and Mr. Noall. The function of the Business and Legal Committee is to oversee the performance of service providers under agreements with the Funds (other than the investment adviser and independent auditor) and to oversee compliance with Fund policies and procedures (other than investment-related policies and procedures).

The members of the Audit Committee are Dr. Morrissey (Chair), Mr. Adcock, Ms. Beard and Mr. Weil. The primary purpose of the Audit Committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act.


The Board Governance and Nominating Committee consists of Mr. Andrews (Chair), Ms. Hughes, Ms. Hutton, Dr. Morrissey, Ms. Shepherd, Mr. Weil and Mr. Wilson. The functions of the Committee are to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of The Victory Institutional Funds, 3435 Stelzer Road, Columbus, Ohio 43219. The Committee (or a designated Sub-Committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Funds or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair's sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Funds or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.


The Oversight Committee consists of the Chair of the Board, the Chair of the Audit Committee and another Trustee, as determined annually on a rotating basis. Currently, Mr. Wilson, Dr. Morrissey and Mr. Adcock serve on this Committee. The primary purpose of the Oversight Committee is to address issues involving conflicts of interest, ethics or other issues that may involve more than one Board Committee. The Oversight Committee also serves as the Qualified Legal Compliance Committee.




---------------
* Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.


During the period from August 2, 2004 (commencement of operations) through October 31, 2004, the Board held three regular, two special and two telephonic meetings. Each of the Investment, Audit and Board Governance and Nominating Committees held three meetings, and the Business and Legal Committee held two meetings. The Oversight and Agenda Committees did not meet during this period.

The following tables show the dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned by the Trustees as of December 31, 2004. No Independent Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser or or Victory Capital Advisers, Inc. (the "Distributor") or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor. As of January 31, 2005, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Fund.


Independent Trustees.


                      Dollar Range of Beneficial Ownerhip of      Aggregate Dollar Range of Ownership of Shares of
     Trustee                       Fund Shares                         All Series of the Victory Fund Complex

Mr. Adcock          None                                        None
Mr. Andrews         None                                        Over $100,000
Ms. Beard           None                                        $10,001 -- $50,000
Ms. Haussler        None                                        None
Ms. Hughes          None                                        $50,001 -- $100,000
Ms. Hutton          None                                        $10,001 -- $50,000
Dr. Morrissey       None                                        Over $100,000
Ms. Shepherd        None                                        Over $100,000
Mr. Weil            None                                        None
Mr. Wilson          None                                        Over $100,000

Interested Trustee.
-------------------------------------------------------------------------------------------------------------------

                      Dollar Range of Beneficial Ownerhip of      Aggregate Dollar Range of Ownership of Shares of
     Trustee                       Fund Shares                         All Series of the Victory Fund Complex

Mr. Noall None Over $100,000


Remuneration of Trustees and Certain Executive Officers.


Effective January 1, 2005, the Victory Fund Complex pays each Trustee and Advisory Trustee* an annual fee of $65,000 for overseeing the operations of each Fund in the Complex and an additional per meeting fee ($5,000 per in person and $2,500 per telephone meeting). For each additional meeting of the Board, above five, the Complex pays each Trustee and Advisory Trustee $3,000 ($1,500 for a telephone meeting). For any special Sub-Committee meetings, participating Trustees and Advisory Trustees receive $1,000. Also effective January 1, 2005, the Chair receives an additional annual retainer of $50,000.

The following table indicates the compensation received by each Trustee and Advisory Trustee from the Victory Fund Complex for the fiscal year ended October 31, 2004. No Trustee or Advisory Trustee received any compensation from the Trust during this period. As of October 31, 2004, there were 26 mutual funds in the Victory

---------------
* Mr. Adcock, Ms. Beard and Ms. Haussler serve as Advisory Trustees of The Victory Portfolios.

Fund Complex for which the Trustees and Advisory Trustees listed below were compensated. The Trust does not maintain a retirement plan for its Trustees or Advisory Trustees.


Independent Trustees.


                                       Total Compensation from the
Name of Trustee                            Victory Fund Complex
---------------                            --------------------
Mr. Adcock#                                               N/A
Mr. Andrews                                           $80,625
Ms. Beard#                                                N/A
Ms. Haussler#                                             N/A
Ms. Hughes                                             73,125
Ms. Hutton                                             75,625
Mr. Eugene J. McDonald*                                75,625
Dr. Morrissey                                          78,125
Ms. Shepherd                                           80,625
Mr. Weil                                               75,625
Mr. Wilson                                             91,425


Interested Trustees.

                                       Total Compensation from the
Name of Trustee                            Victory Fund Complex
---------------                            --------------------
Mr. Noall                                             $80,625
Mr. Donald E. Weston**                                 50,604


Deferred Compensation

In addition to the compensation detailed above, each Trustee may elect to defer a portion of his or her compensation from the Victory Fund Complex. Such amounts are held in accounts that mirror the performance of series of The Victory Portfolios, as selected by the Trustee. Currently, only Mr. Noall has elected to defer a portion of his compensation as a Trustee under this program. As of December 31, 2004 the value of Mr. Noall's deferred compensation was equal to approximately $161,000 as if invested in the Stock Index Fund and $150,000 as if invested in the Diversified Stock Fund.


Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of


---------------
# Mr. Adcock, Ms. Beard and Ms. Haussler commenced service as Trustees for the Trust and for The Victory Variable Insurance Funds and as Advisory Trustees for The Victory Portfolios on February 10, 2005.

*     Mr. McDonald resigned from the Board on October 27, 2004.

**    Mr. Weston resigned from the Board on May 18, 2004.

the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust as Administrator.

                                               Date
                               Position with   Commenced
  Name and Age                 the Trust       Service         Principal Occupation During Past 5 Years
  ------------                 ---------       -------         ----------------------------------------


  Ms. Kathleen A. Dennis, 51   President       August 2003     Senior Managing Director of the Adviser.

  Ms. Irimga McKay, 45         Vice President  August 2003     Senior Vice President,  Client  Services,  BISYS Fund
                                                               Services.

  Ms. Cynthia Lee Lindsey, 46  Secretary       August 2003     Director of Client  Services (since October 2002) and
                                                               Director  of  Securities  Lending  (November  1997 to
                                                               October 2002), BISYS Fund Services.

  Mr. Jay G. Baris, 51         Assistant       August 2003     Partner, Kramer Levin Naftalis & Frankel LLP.
                               Secretary

  Ms. Alaina Metz, 37          Assistant       August 2003     Chief Administrative Officer, BISYS Fund Services.
                               Secretary

  Mr. Arthur A. Jensen, 38     Treasurer       February 2005   Vice  President  of  Financial  Services,  BISYS Fund
                                                               Services, since June 2001; Section Manager,  Northern
                                                               Trust Company, from 1999 to June 2001.

  Mr.  Christopher  E. Sabato, Assistant       February  2005  Director of Financial Services, BISYS Fund Services.
  36                           Treasurer

  Mr. Martin R. Dean, 41       Assistant       May 2004 Vice   President, Compliance Services, BISYS Fund
                               Vice                            Services.
                               President and
                               Anti-Money
                               Laundering
                               Compliance
                               Officer

  Ms. Karen F. Haber, 52       Chief           August 2004     Chief Compliance  Officer of the Trust,  since August
                               Compliance                      2004;  Managing  Director of the Adviser until August
                               Officer                         2004.



ADVISORY AND OTHER CONTRACTS.

Investment Adviser.


One of the Fund's most important contracts is with the Adviser, a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association, which is the principal banking subsidiary of KeyCorp. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of December 31, 2004, KeyCorp had an asset base of approximately $90.7 billion, with banking, trust and investment offices throughout the United States. McDonald, a registered broker dealer, is located primarily in the midwestern United States. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance and leasing companies.

The Advisory Agreement.

Advisory Agreement. Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the "Advisory
Agreement"), provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information -- Miscellaneous") and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.


Under the Advisory Agreement, the Fund will pay the Adviser a management fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of the Fund do not exceed 0.20%. For the period from August 2, 2004 (commencement of operations) through October 31, 2004, the Adviser earned management fees of $60,099 of which $47,512 was either waiver or reimbursed.


Considerations of the Board in Approving the Advisory Agreement. The Board approved the Advisory Agreement for the Fund on May 18, 2004. In determining whether it was appropriate to approve the Agreement, the Board considered the information it had received from the Adviser and reviewed in December 2003 when it approved the continuation of the investment advisory agreements for The Victory Portfolios and The Victory Variable Insurance Funds. The Board carefully evaluated what it knew from its prior experience with the Adviser in managing the money market funds in The Victory Portfolios, and the Board was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors. The Board first considered the investment performance of the money market funds in The Victory Portfolios. Although the Adviser's past performance in managing other money market funds was a significant factor in determining that the Agreement should be approved, the following additional factors, among others, were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

      o     Services to be provided under the agreement;

      o Requirements of the Fund for the services to be provided by the Adviser;

      o     Quality of the services expected to be provided;

      o     Fee payable for the services;

      o     Total expenses anticipated to operate the Fund;

      o Adviser's commitment to operating the Fund at a competitive expense level;

      o     Additional   profitability  of  the  Adviser  with  respect  to  its
            relationship with the Fund;

      o Other benefits the Adviser might receive by advising the Fund, including, possible soft-dollar benefits and sources of revenue to affiliates of the Adviser through custodian and administration fees;

      o     Capabilities and financial condition of the Adviser;

      o     Current economic and industry trends; and

      o     Historical relationship between each Fund and the Adviser.

In addition, the Board reviewed the proposed fee in relation to advisory fees paid by similar funds in similar markets.

Following extended discussions, the Board determined that the Agreement would be consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement based on its review of the information that was previously requested and provided and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee to be paid to fees paid by other comparable investment companies;

o The nature, quality and extent of the investment advisory services to be provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the money market funds in The Victory Portfolios and the historic performance of those funds, including the success of those funds in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a fund specifically for the institutional market;

o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

o     The  overall  high  quality  of  the  personnel,   operations,   financial
      condition,   investment   management   capabilities,   methodologies   and
      performance of the Adviser.

Portfolio Transactions.

Pursuant to the Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser determines, subject to the general supervision of the Board and, in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute its portfolio transactions. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund should incur minimal brokerage commissions, if any. For the period from August 2, 2004 (commencement of operations) through October 31, 2004, the Fund paid no brokerage commissions. The Fund will normally purchase portfolio securities directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund also may purchase securities from underwriters at prices that include the spread retained by the underwriter from the proceeds of the offering to the issuer.

The Fund does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but the Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. The Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policies of the Fund requires that investments mature in 397 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Fund.

The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Allocation of transactions, including their frequency, among various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.

Securities of Regular Brokers or Dealers. The SEC requires the Trust to provide certain information for the Fund with respect to its ownership of securities of their regular brokers or dealers (or their parents) during the Trust's most recent fiscal year. The following table identifies those brokers or dealers, the type of security and the value of the Fund's aggregate holdings of the securities of each such issuer as of October 31, 2004.


 -------------------------------------------------------------------------------
                                  Type of Security
         Broker-Dealer            (Debt or Equity)         Aggregate Value
 -------------------------------------------------------------------------------
  ABN AMRO Securities, Inc.       Debt                     $43,000,000
 -------------------------------------------------------------------------------
  Deutsche Bank                   Debt                      53,200,000
 -------------------------------------------------------------------------------


Disclosure of Portfolio Holdings

The Prospectus describes the times at which the Fund's portfolio holdings are published. In addition, the Fund may selectively disclose its portfolio holdings prior to publication to third parties, including, but not limited to, the Distributor, Administrator, Sub-Administrator, Custodian, Transfer Agent, Pricing Agent, Fund Accountant, Independent Auditors, Proxy Voting Agent, under the following conditions. Prior to disclosure, the President of the Trust must conclude that there is a "legitimate business reason" for such disclosure and the third party must agree in writing to: (a) limit the use of the portfolio holdings to the approved "legitimate business reason;" (b) keep the portfolio holdings confidential; and (c) prohibit its employees from trading based upon that information in accounts in which they have a beneficial interest. In addition, any such agreement must describe any compensation to be paid to the Fund or any "affiliated person" of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any "affiliated person" of the Adviser or Distributor.

The Board and the Trust's Chief Compliance Officer ("CCO") review the adequacy and effectiveness of this policy (and any related procedures) at least annually. Also, the Board will consider any changes to the policy and procedures recommended by the CCO. The Adviser (and other service providers) may establish additional procedures to implement this policy. These additional procedures may be changed without the approval of the Board.

Administrator.

BISYS Fund Services Ohio, Inc. ("BISYS") located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Fund pursuant to a an administration agreement dated August 1, 2004 (the "Administration Agreement"). BISYS assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement, subject to the supervision of the Board.

For the services rendered to the Fund and related expenses borne by BISYS, the Fund Complex pays BISYS an annual fee, computed daily and paid monthly, at the following annual rates based on the average daily net assets of the Fund: 0.03% for the first $100 million in assets and 0.02% for all assets exceeding $100 million. BISYS may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of one or more of the Fund available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years and for consecutive two-year terms thereafter, provided that such continuance is ratified by the Board or by vote of a majority of the outstanding shares of the Fund and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard of its obligations and duties thereunder.


Under the Administration Agreement, BISYS assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the transfer agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder. For the period from August 2, 2004 (commencement of operations) through October 31, 2004, the Fund paid BISYS $12,617. No fees were waived or reimbursed during the period.


Distributor.

Victory Capital Advisers, Inc. (the "Distributor"), located at 127 Public Square, OH-01-27-1419, Cleveland, Ohio 44114, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated August 1, 2004. The Distributor is not affiliated with the Adviser, but is affiliated with BISYS Fund Services Limited Partnership. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

Transfer Agent.

BISYS serves as transfer agent for the Fund pursuant to a transfer agency agreement dated August 1, 2004. Under its agreement with the Fund, BISYS has agreed to (1) issue and redeem shares of the Fund; (2) address and mail all communications by the Fund to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Fund's operations.

Rule 12b-1 Distribution and Service Plan.

The Fund has adopted a Rule 12b-1 Plan, pursuant to which shares of the Fund pay the Distributor a distribution and service fee of 0.05%. The Distributor may use Rule 12b-1 fees to pay for activities primarily intended to result in the sale of shares, including but not limited to: (i) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (ii) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; and (iii) payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesman and selling dealers, which fee shall begin to accrue immediately after the sale of such shares. Fees may also be used to pay persons, including but not limited to the Funds' transfer agent, any sub-transfer agents, or any administrators, for providing services to the Funds and their shareholders, including but not limited to: (i) maintaining shareholder accounts; (ii) answering routine inquiries regarding a Fund; (iii) processing shareholder transactions; and (iv) providing any other shareholder services not otherwise provided by a Fund's transfer agent. In addition, the Distributor may use the Rule 12b-1 fees paid under this Plan for an allocation of overhead and other branch office distribution-related expenses of the Distributor such as office space and equipment and telephone facilities, and for accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee received by the Distributor. The Fund currently is not making any payments under the Rule 12b-1 Plan.

Fund Accountant.


BISYS serves as Fund Accountant for all of the Fund pursuant to a fund accounting agreement with the Trust dated August 1, 2004. The Fund Accountant calculates the Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The Fund Accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. The Fund Accountant is entitled to receive an annual fee of $25,000 from the Fund. The charges described above do not include out-of-pocket expenses. For the period from August 2, 2004 (commencement of operations) through October 31, 2004, the Fund Accoountant earned $9,838.


Custodian.


Cash and securities owned by the Fund are held by Bank of New York as custodian pursuant to a Custodian Agreement dated August 2, 2004. Bank of New York is located at One Wall Street, 4th Floor, New York, New York, 10286. Under the Custodian Agreement, Bank of New York (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Board concerning the Trust's operations. Bank of New York may, with the approval of the Fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Bank of New York shall remain liable for the performance of all of its duties under the Custodian Agreement.


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, serves as the Trust's independent registered public accounting firm.

Legal Counsel.

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022, is the counsel to the Trust.

Expenses.

The Fund bears the following expenses relating to its operations, including: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings and any extraordinary expenses incurred in the Fund's operation.

ADDITIONAL INFORMATION.

Description of Shares.

The Trust is a Delaware statutory trust. The Trust's Trust Instrument authorizes the Board to issue an unlimited number of shares, which are units of beneficial interest, par value $0.001. The Trust currently has one series of shares, which represent interests in the Fund and its single class.

The Trust Instrument authorizes the Board to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

Shareholders of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote ("share-based voting"). Shareholders vote as a single class on all matters except that (1) when required by the 1940 Act, shares shall be voted by individual Fund or class, and (2) when the Board has determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been shareholders for at least six months and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Principal Holders of Securities.


The names and addresses of the record holders and, to the best knowledge of the Trust, the beneficial owners of, 5% or more of the outstanding shares of the Fund's equity securities as of January 31, 2005, and the percentage of the outstanding shares held by such holders are set forth in the following table.


--------------------------------------------------- ------------------------------ ---------------------------------
Name and Address of Owner                              Percent Owned of Record     Percent Owned Beneficially
--------------------------------------------------------------------------------------------------------------------
Albany Medical Center Hospital                                 7.08%
C/O Irene
43 New Scotland Ave. MC161
Albany, NY 12208-3478
--------------------------------------------------------------------------------------------------------------------
SNBOC and Company                                              7.12%
Steve Gaspar OH01490331
4900 Tiedeman Rd.
Cleveland, OH 44144-2338
--------------------------------------------------------------------------------------------------------------------
UNOVA Inc. Bond Asset Account                                  11.59%
C/O Paula Bauert
6001 36th Ave. West
Treasury MS UNA 270
Everett, WA 982031264
--------------------------------------------------------------------------------------------------------------------
Armor Holdings Inc                                             14.44%
C/O Phil Baratelli
1400 Marsh Landing
Pkwy Suite 112
Jacksonville, FL 32250-2492
--------------------------------------------------------------------------------------------------------------------
Warren Resources Inc.                                          15.32%
489 Fifth Ave., 32 Floor
New York, NY 10017
--------------------------------------------------------------------------------------------------------------------
TBG Industries Inc.                                            21.34%
15 Inverness Way East D300C
Englewood, CO 80112
--------------------------------------------------------------------------------------------------------------------
KEYCORP                                                        23.11%                          23.11%
Attn Louis D Raffis
127 Public Sq.
Oh-01-47-0411
Cleveland, OH 44114-1306
--------------------------------------------------------------------------------------------------------------------


Shareholder and Trustee Liability.

The Trust is organized as a Delaware statutory trust. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Miscellaneous.

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of the Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Board. The Board may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Board in making allocations of general assets to a particular Fund will be the relative NAV of each respective Fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund and with a share of the general liabilities and expenses of the Fund not readily identified as belonging to a particular Fund, which are allocated to the Fund in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Board and will be in accordance with generally accepted accounting principles. Determinations by the Board as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust. The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.



FINANCIAL STATEMENTS.

The audited financial statements of the Trust, with respect to the Fund, for the period from August 2, 2004 (commencment of operations) through October 31, 2004 are incorporated by reference herein.

APPENDIX A.

Description of Security Ratings

The NRSROs that the Adviser may utilize with regard to portfolio investments for the Funds include Moody's, S&P and Fitch, Inc. ("Fitch"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that the Adviser may utilize and the description of each NRSRO's ratings is as of the date of this SAI and may subsequently change.

Moody's

         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments and letters of credit). The following describes Moody's short-term debt rating relevant to the Fund.

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries.

o     High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P

         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments and letters of credit). The following describes S&P's short-term debt rating relevant to the Fund.

A-1 -- A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

Fitch

      International Short-Term Credit Ratings. The following describes Fitch's highest short-term rating:

F1. Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         Notes to Long- and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories.

`NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as "evolving".

                             REGISTRATION STATEMENT
                                       of
                           VICTORY INSTITUTIONAL FUNDS
                                       on
                                    Form N-1A

PART C.  OTHER INFORMATION

Item 23.

          Exhibits:

(a)(1)    Certificate of Trust dated August 1, 2003. (1)

(a)(2)    Delaware Trust Instrument dated August 1, 2003. (1)

(b)       Bylaws. (1)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d) Investment Advisory Agreement dated August 2, 2004 between Registrant and Victory Capital Management Inc. (2)

(e) Form of Distribution Agreement between Registrant and Victory Capital Advisers, Inc. (2)

(f)       None.

(g)(1) Custody Agreement dated August 2, 2004 between Registrant and The Bank of New York. (2)

(g)(2) Cash Management Agreement dated August 2, 2004 between Registrant and The Bank of New York. (2)

(h)(1) Form of Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

(h)(2) Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

(h)(3) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

(h)(4) Form of Expense Limitation Agreement between the Registrant and Victory Capital Management Inc. (2)

(i)(1) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP regarding the Fund. (2)

(i)(2)    Consent of Kramer Levin Naftalis & Frankel LLP.

(j)       Consent of PricewaterhouseCoopers LLP.

(k)       Not applicable.

---------------
(1) Filed as an Exhibit to Registrant's Registration Statement on Form N-1A, filed electronically on March 13, 2004, accession number
      0000922423-04-000690.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed electronically on August 3, 2004, accession number 0000922423-04-001253.

(l)       Initial Capital Agreement. (2)

(m)(1)    12b-1 Distribution and Service Plan. (2)

(m)(2)    Form of Distribution/Service Fee Agreement. (2)

(m)(3)    Form of Service Fee Agreement. (2)

(n)       Not applicable.

(p)(1)    Code of Ethics of the Registrant. (2)

(p)(2)    Code of Ethics of Victory Capital Management Inc.

(p)(3)    Code of Ethics of BISYS Fund Services. (2)

          Powers of Attorney of Nigel D. T. Andrews, Frankie D. Hughes, Lyn Hutton, Thomas F. Morrissey, Roger Noall, Karen Shepherd, Frank A. Weil and Leigh A. Wilson. (1)

          Powers of Attorney of David Brooks Adcock, E. Lee Beard and Jakki L. Haussler.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25. Indemnification

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest, or not opposed to the best interest, of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.}

Item 26. Business and Other Connections of the Investment Adviser

         Victory Capital Management Inc. (the "Adviser") is the investment adviser to each Fund of Registrant. The Adviser is a wholly-owned subsidiary of KeyBank National Association, which is the principal banking subsidiary of KeyCorp, a bank holding company, which had total assets of approximately $90.7 billion as of December 31, 2004. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include securities brokerage, insurance and leasing companies. As of December 31, 2004, the Adviser manages assets in excess of $53 billion, and provides a full range of investment management services to personal and corporate clients.

         To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of the Adviser are as follows:

Directors:
----------
Richard J. Buoncore    o   Director, President, Chief Executive Officer and
                           Senior Managing Director.
Vincent DeP. Farrell   o   Senior Managing Director
William B. Summers     o   Director
Thomas W. Bunn         o   Director

Other Officers:
--------------
William J. Blake       o   Secretary.
Kenneth F. Fox         o   Chief Compliance Officer.
Walter J. Henry        o   Chief Investment Officer and Senior Managing
                           Director of Victory SBSF Capital Management.
James B. Cowperthwait  o   Chief Investment Officer and Senior Managing
                           Director Victory NewBridge Capital Management.
Peter Scharich         o   Chief Financial Officer.
Mark Summers           o   Chief Administrative Officer.
Robert L. Wagner       o   President
Arvind K. Sachdeva     o   Chief Investment Officer
Lawrence G. Babin      o   Chief Investment Officer

Mr. Farrell's and Mr. Henry's business address is 45 Rockefeller Plaza, New York, New York 10111. The business address of each of the other foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

Item 27. Principal Underwriter

(a) VCA acts as principal underwriter for The Victory Portfolios, The Victory Variable Insurance Funds and The Victory Institutional Funds.

(b) VCA, 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

                                                                   Position with
           Name        Principal Position and Officers of VCA        Registrant
------------------- ---------------------------------------------  -------------
William J. Tomko    President                                         None
Kevin J. Dell       Secretary and Director                            None
Edward S. Forman    Assistant Secretary                               None
James L. Fox        Director                                          None
Robert A. Bucher    Financial and Operations Principal                None
Stephen E. Hoffman  Treasurer                                         None
Richard F. Froio    Vice President and Chief Compliance Officer       None
Charles L. Booth    Vice President and Assistant Compliance Officer   None

(c) Not applicable.

Item 28. Location of Accounts and Records

(1) Victory Capital Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) The Bank of New York, One Wall Street, New York, New York 10286 (records relating to its function as custodian).

(3) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to function as securities lending agent).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, transfer agent, fund accountant and dividend disbursing agent).

(5) Victory Capital Advisers, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 (records relating to its function as distributor).

Item 29. Management Services

         None.

Item 30. Undertakings

         None.


NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Registration Statement has been executed on behalf of Registrant by Trustees of Registrant as Trustees, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of February, 2005.

                                   THE VICTORY INSTITUTIONAL FUNDS
                                   (Registrant)

                                   By: /s/ Kathleen A. Dennis, President
                                       ------------------------------------
                                            Kathleen A. Dennis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2005.


/s/      Kathleen A. Dennis          President
------------------------------
Kathleen A. Dennis

/s/ Arthur A. Jensen                 Treasurer
------------------------------
Arthur A. Jensen

                  *                  Chairman of the Board and Trustee
------------------------------
Leigh A. Wilson

                  *                  Trustee
------------------------------
Roger Noall

                  *                  Trustee
------------------------------
Frankie D. Hughes

                  *                  Trustee
------------------------------
Thomas F. Morrissey

                  *                  Trustee
------------------------------
Frank A. Weil

                  *                  Trustee
------------------------------
Lyn Hutton

                  *                  Trustee
------------------------------
Karen Shepherd

                  *                  Trustee
------------------------------
Nigel D. T. Andrews

                  *                  Trustee
------------------------------
David Brooks Adcock

                  *                  Trustee
------------------------------
E. Lee Beard

                  *                  Trustee
------------------------------
Jakki L. Haussler

*By:  /s/ Jay G. Baris
    --------------------------
         Jay G. Baris
         Attorney-in-Fact

                           VICTORY INSTITUTIONAL FUNDS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.i(2) Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.j    Consent of PricewaterhouseCoopers LLP.

EX-99.p    Code of Ethics of Victory Capital Management Inc.

EX-99 Powers of Attorney of David Brooks Adcock, E. Lee Beard and Jakki L. Haussler.